Nature of the Business - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended
	Nov. 02, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Reverse stock split		one-for-0.8003
Net Loss		$ 30,739	$ 15,311
Accumulated deficit		320,978		$ 290,239
Cash		$ 295,407		$ 335,844
American Depositary Shares | Initial Public Offering
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Shares issued	16,103,572
Issue price per share	$ 14.00
Proceeds from shares issued	$ 205,500
Payments of stock issuance costs	4,200
American Depositary Shares | Underwriter Discounts and Commissions
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Payments of stock issuance costs	$ 15,800